Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,301	$ 4,661	$ 1,555
Less: accumulated depreciation and amortization of software	(1,411)	(1,229)	(805)
Property, plant and equipment, net	4,890	3,432	750
Office And computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	434	430	356
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	113	113	113
Internally developed software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,687	4,050	1,020
Other software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 67	$ 68	$ 66